Investment Strategy	Jan. 06, 2025
Genter Capital Dividend Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in domestic equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $2 billion or higher at the time of initial purchase. In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Subadvisor’s assessment of valuation and the economic outlook using the process described below. Examples of conditions that will affect the weighting of sectors include recent relative performance of each sector to the overall market performance, economic conditions such as inflation and economic growth and expectations of economic growth in the upcoming period of time and how that sector might be affected more or less than other sectors, and economic growth rate and geopolitical conditions, military conflicts which can typically affect availability and demand for natural resources that can have impact on one or more sectors relative to other sectors of the overall market economy. For example, the price of oil has a significant impact on the transportation sector, which can in turn have a significant impact on consumer goods and raw materials being transported. Another example which can have a significant impact on one or more sectors is tariffs. Tariffs imposed on either a country or a particular industry will increase the price and may reduce the supply as well. A tariff on consumer goods imported from China would impact retailers where those imported goods are sold.
The Subadvisor employs a three-step process in selecting the Fund’s investments. The Subadvisor begins with a universe of those domestic publicly traded companies that have paid a dividend in each of the previous four quarters. First, the Subadvisor uses publicly available filings, financial analyst’s reports and research information available both publicly and by subscription or purchase to identify companies that have 1) tax-advantaged dividend payments which qualify for tax treatment as capital gains tax rates versus ordinary income tax rates, which will allow the Fund shareholder to recognize that portion of the Fund income dividend as receipt of capital gain, a lower tax rate than ordinary income dividends, 2) market capitalizations greater than $2 billion, 3) dividend per share increase of any amount versus prior quarter and 4) investment grade debt ratings. Second, a thorough fundamental analysis of the companies is conducted focusing on valuation and balance sheet and income statement information. Lastly, the four characteristics identified in the first step are evaluated further to assess the likelihood of capital appreciation, and to assess the expected volatility and risk for each security. The Subadvisor will sell a security when one or more of the following occurs:
1)	the security’s dividend is reduced by more than 10% in dividend per share over the preceding eight quarters;
2)	the yield falls by more than 10% below targeted parameters and available alternate options in the Fund’s universe of investments in less than a three-year period;
3)
one or more actual or projected financial metrics over the previous two-year period or analyst projections for the coming two-year period show or project a flat or negative growth of the company’s income which cannot be readily identified as a temporary or non-recurring change;

4)	the company’s underlying debt rating falls below investment grade;
5)	its price target is realized; or
6)	the Fund requires cash to meet redemption requests.
The Subadvisor will also sell call option contracts, that are based on the value of underlying securities held by the Fund, to generate income via option premiums. The Subadvisor sells call option contracts on securities held by the Fund with strike prices ranging from 0-15% above the then current price of the security against which the option is written. Calls will be written when the Subadvisor feels the underlying stock has a price at the time the call is written that is in line with other stocks in its sector and, in the Subadvisor’s view, is unlikely to appreciate more than the strike price of the written call prior to the call’s expiration, but the Subadvisor is not prepared to remove the position from the Fund portfolio. By doing so, the Fund gives up the potential to fully participate in the underlying security gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying security is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying security is greater than the strike price at the expiration of the option contract, the Fund will typically forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. The term “rolled” means new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

Genter Capital International Dividend ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its assets plus borrowings for investment purposes in foreign equity securities that have records of paying dividends. The Fund will invest primarily in companies with market capitalizations of $2 billion or higher at the time of initial purchase. In addition, the Fund will invest in a diversified portfolio of 25 to 50 securities typically spread across many economic sectors. Investments in and weightings of individual sectors will vary based on the Subadvisor’s assessment of valuation and the economic outlook using the process described below. Examples of conditions that will affect the weighting of sectors include recent relative performance of each sector to the overall market performance, economic conditions such as inflation and economic growth and expectations of economic growth in the upcoming period of time and how that sector might be affected more or less than other sectors, and economic growth rate and geopolitical conditions, military conflicts which can and typically affect availability and demand for natural resources that can have impact on one or more sectors relative to other sectors of the overall market economy.  For example, the price of oil has a significant impact on the transportation sector, which can in turn have a significant impact on consumer goods and raw materials being transported. Another example which can have a significant impact on one or more sectors is tariffs. Tariffs imposed on either a country or a particular industry will increase the price and may reduce the supply as well. A tariff on consumer goods imported from China would impact retailers where those imported goods are sold.
The Fund defines foreign equity securities as equity securities of companies organized or having their principal place of business (location where they are subject to revenue tax) outside the U.S.  The Fund’s investments in foreign securities will primarily be in American Depository Receipts (“ADRs”), which are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may also invest up to 20% of its assets in domestic equity securities that have records of paying dividends and derive more than 30% of revenues from non-U.S. operations.
The Subadvisor employs a three-step process in selecting the Fund’s investments. The Subadvisor begins with a universe of those foreign publicly traded companies and domestic equity securities that derive more than 30% of revenues from non-U.S. operations that have paid a dividend in each of the previous four quarters. First, the Subadvisor uses publicly available filings, financial analyst’s reports and research information available both publicly and by subscription or purchase to identify companies that have 1) market capitalizations greater than $2 billion, 2) dividend growth, which the Subadvisor defines as no quarters among the previous four with any dividend reduction and at least one of the most recent two quarters having a dividend increase, and 3) investment grade debt ratings. Second, a thorough fundamental analysis of the companies is conducted focusing on valuation and balance sheet and income statement information. Lastly, the three characteristics identified in the first step are evaluated further to view the dividend yield, assessment of likelihood of capital appreciation, and to assess the expected volatility and risk for each security.
The Subadvisor will sell a security when one or more of the following occurs:
1)	the security’s dividend is reduced by more than 10% in dividend per share over the preceding eight quarters;
2)	the yield falls by more than 10% below targeted parameters and available alternate options in the Fund’s universe of investments in less than a three-year period;
3)
one or more actual or projected financial metrics over the previous two-year period or analyst projections for the coming two-year period show or project a flat or negative growth of the company’s income which cannot be readily identified as a temporary or non-recurring change;

4)	the company’s underlying debt rating falls below investment grade;
5)	its price target is realized; or
6)	the Fund requires cash to meet redemption requests.